Interest payable (Tables)	12 Months Ended
Dec. 31, 2018
Interest Payable Tables Abstract
Schedule of interest payable

	As at December 31,
	2017	2018
	RMB’000	RMB’000

Interest payable to third parties	3,796	3,234
Interest payable to related parties(1)	-	1,662
Interest payable to a shareholder(2)	33	243
Total	3,829	5,139

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(1) See Note 29 of Notes to the Consolidated Financial Statements, sub-sections 3.1 and 3.2 of Section 3. Loans payable to related parties for detailed disclosure.

(2) See Note 29 of Notes to the Consolidated Financial Statements, sub-section 4.1 of Section 4. Loans payable to shareholders for detailed disclosure.